RISK MANAGEMENT - Maturity of Financial Liability (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Accounts payable and other	$ 65	$ 6
Due to related parties	467	0
Corporate borrowings	693	0
Deferred revenue	82	0
Liabilities of structured entities	167	0
Funds withheld liabilities	12	12
Total liabilities	10,058	1,357
Liquidity risk
Disclosure of maturity analysis for derivative financial liabilities [line items]
Accounts payable and other	65	6
Due to related parties	467
Reinsurance payable	75
Corporate borrowings	693
Insurance reserves	8,497	1,339
Deferred revenue	82
Liabilities of structured entities	167
Funds withheld liabilities	12	12
Total liabilities	10,058	1,357
Liquidity risk | Within 1 year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Accounts payable and other	65	5
Due to related parties	467
Reinsurance payable	21
Corporate borrowings	656
Insurance reserves	368	21
Deferred revenue	4
Liabilities of structured entities	0
Funds withheld liabilities	12	12
Total liabilities	1,593	38
Liquidity risk | 1-3 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Accounts payable and other	0	1
Due to related parties	0
Reinsurance payable	14
Corporate borrowings	37
Insurance reserves	769	85
Deferred revenue	7
Liabilities of structured entities	0
Funds withheld liabilities	0	0
Total liabilities	827	86
Liquidity risk | 4-5 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Accounts payable and other	0	0
Due to related parties	0
Reinsurance payable	15
Corporate borrowings	0
Insurance reserves	792	85
Deferred revenue	7
Liabilities of structured entities	0
Funds withheld liabilities	0	0
Total liabilities	814	85
Liquidity risk | Over 5 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Accounts payable and other	0	0
Due to related parties	0
Reinsurance payable	25
Corporate borrowings	0
Insurance reserves	6,568	1,148
Deferred revenue	64
Liabilities of structured entities	167
Funds withheld liabilities	0	0
Total liabilities	$ 6,824	$ 1,148